Note 5. Commitments and Contingencies: Commitments and Contingencies, Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Policies
Commitments and Contingencies, Policy

The Company operates in an environment with many financial risks, including, but not limited to, major customer concentrations, customer contract termination provisions, competing technologies, infringement and/or misappropriation of intellectual property rights, the highly competitive and, at times, seasonal nature of the industry and worldwide economic conditions.  Various federal, state and governmental agencies are considering, and some have adopted, laws and regulations regarding environmental protection which could adversely affect the business activities of the Company.  The Company cannot predict what effect if any, current and future regulations may have on the operations of the Company.

The Company operates in an environment with many financial risks, including, but not limited to, major customer concentrations, customer contract termination provisions, competing technologies, infringement and/or misappropriation of intellectual property rights, the highly competitive and, at times, seasonal nature of the industry and worldwide economic conditions.  Various federal, state and governmental agencies are considering, and some have adopted, laws and regulations regarding environmental protection which could adversely affect the business activities of the Company.  The Company cannot predict what effect, if any, current and future regulations may have on the operations of the Company.